Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Millions							12 Months Ended
	Mar. 01, 2023 Shares	Feb. 07, 2023 USD ($) $ / shares shares	Jan. 13, 2023	Jan. 04, 2023 USD ($)	May 22, 2018 USD ($) shares	Jul. 25, 2017 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Jan. 04, 2023 € / shares	Nov. 03, 2022 shares	Oct. 03, 2022 shares	Sep. 30, 2022 shares	Feb. 23, 2022 shares	Dec. 31, 2020 $ / shares	Oct. 20, 2020 $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares issued										2,000,000
Ownership interest							49.10%	61.80%
Gross proceeds | $						$ 64.4
Par value per share | $ / shares							$ 0.05	$ 0.05						$ 0.05
Calyxt Inc [member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares issued					4,057,500	8,050,000					15,661,000		3,880,000		3,750,000
Ownership interest							49.10%	61.80%
Gross proceeds | $					$ 57.0
Par value per share | $ / shares						$ 8									$ 15
Event After Reporting Period [member] | American Depository Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares issued		8,800,800
Gross proceeds | $		$ 22.0
Event After Reporting Period [member] | Jefferies LLC and Barclays Capital Inc [Member] | American Depository Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares issued		9,907,800
Gross proceeds | $		$ 22.8
Proceeds from exercise of options | $		$ 24.8
Par value per share | $ / shares		$ 2.5
Event After Reporting Period [member] | Additional American Depository Shares [Member] | Jefferies LLC and Barclays Capital Inc [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares issued		1,107,800
Event After Reporting Period [member] | Additional Ordinary Shares [Member] | Jefferies LLC and Barclays Capital Inc [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares issued		1,107,800
Event After Reporting Period [member] | Calyxt Inc [member]
Disclosure of non-adjusting events after reporting period [line items]
Ownership interest	2.40%
Event After Reporting Period [member] | Calyxt Inc [member] | Restricted stock units [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments granted in share-based payment arrangement | Shares	3,487,503
Major ordinary share transactions [member] | American Depository Shares [Member] | At the Market Program [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issue of equity | $				$ 60.0
Par value per share | € / shares									€ 0.05
At the program effective date				Jul. 06, 2025
Maximum number of shares authorised												13,645,293
Percentage of maximum dilution on share capital basis												23.04%
Major business combination [member] | Calyxt Inc [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in combined entity			5.00%